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                                                                  AUGUST 8, 2000

SECURITIES AND EXCHANGE COMMISSION
450 FIFTH STREET, N.W.
WASHINGTON, D.C. 20549

RE:  Nuveen Tax-Free Unit Trust, Series 1185

     File No. 333-42820

     Dear Sir or Madam:

     On behalf of Nuveen Investments, in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent amendment to the Registration Statement on Form S-6 (the "Registration Statement") of the above-referenced Series does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1, which was the most recent amendment to the Registration Statement, was filed electronically with the Commission on August 8, 2000.

     Very truly yours,

     Nuveen Investments